STOCK PURCHASE WARRANTS	9 Months Ended
Sep. 30, 2011
STOCK PURCHASE WARRANTS [Abstract]
Stockholders' Equity Note, Warrants or Rights Disclosure [Text Block]
STOCK PURCHASE WARRANTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following three levels:

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Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

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Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The assets or liabilities fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The Company's fair value measurements are designated as Level 3 since one of the significant inputs, the estimated term, cannot be derived from a Level 1 or Level 2 observable.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Company's liabilities at fair value as of March 31, 2011 (in thousands):

Derivative Liabilities	Level 1	Level 2	Level 3
Balance at December 31, 2010	$—	$—	$1,157,823
Change in Valuation for March 31, 2011	$—	$—	(401,297)
Change in Valuation for June 30, 2011	—	—	214,723
Balance September 30, 2011	$—	$—	$829,905

All of the warrants we issued in 2010 provide for cashless exercise after one year.  In addition, if we issue any additional shares of common stock at a price per share less than the adjusted warrant exercise price then in effect or without consideration, then the exercise price will adjust to the price per share paid for the additional shares of common stock upon each such issuance.

The factors utilized to value the warrants at June 30, 2011 and the resulting change in derivative liabilities are reflected in the following table:

	Valuation Factors Used and Resulting Valuation Adjustments at September 30, 2011
Warrants Issued	Warrants	Risk Free Return	Remaining Term	September 30, 2011 Per Share Valuation	Value at September 30, 2011	Value at June 30, 2011	Gain from Change in Derivative Valuation
2/26/2010	212,500	0.42%	3.41	$1.0039	$213,339	$253,159	$39,820
3/31/2010	112,500	0.42%	3.5	1.0187	114,609	135,823	21,214
4/30/2010	208,334	0.42%	3.58	1.1931	248,564	287,018	38,454
6/3/2010	50,001	0.42%	6.38	1.2061	60,307	69,577	9,270
6/30/2010	75,002	0.42%	3.75	1.2061	90,460	105,820	15,360
8/5/2010	83,335	0.42%	3.85	1.2315	102,625	119,852	17,227
	741,672				$829,904	$971,249	$141,345
Volatility used at September 30, 2011 was 76.266%; market price of the Company stock at September 30, 2011 was $2.40.

The warrants we issued in the first quarter of 2010 had an exercise price of $4.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability for the fair market value of these warrants at their respective issue dates of $412,954.

The inputs used to value the derivative liability as of the respective issue dates were:

•	The market price of the Company’s stock on February 26, 2010 of $3.40 and March 31, 2010 of $3.10;

•	Specific Company Volatility for the quarter – 48%

•	Risk free return rate – 2.3%

•	Estimated life of the warrants - 5 years

These inputs, coupled with the individual warrant exercise prices, resulted in a Black-Scholes value of $1.34 per share for the February 26, 2010 warrants and $1.14 per share for the March 31, 2010 warrants.  These warrants have been adjusted quarterly since issue and the current market valuation and effect on earnings and derivative liability for the quarter are listed in the table at the beginning of this note.

The warrants we issued in the second quarter of 2010 had an exercise price of $3.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability associated with these warrants at their respective issue dates of $410,902.

The inputs used to value the derivative liability as of the issue date of the respective warrants were:

•	The market price of the Company’s stock on April 30, 2010, June 3, 2010 and June 30, 2010 were all $3.00 per share;

•	Specific Company Volatility for the valuation dates were 44.51%, 43.32% and 42.26%, respectively;

•	Risk free return rates were 2.43%, 2.17% and 1.79%, respectively; and

•	Estimated life of the warrants - 5 years.

These inputs, coupled with the individual warrant exercise prices, resulted in Black-Scholes per share values of approximately $1.25, $1.22 and $1.18 for the respective warrant grant dates.

The warrants we issued in the third quarter of 2010 also have an exercise price of $3.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability associated with these warrants at their respective issue dates of $82,631.

The inputs used to value the derivative liability as of the issue date of the respective warrants were:

•	The market price of the Company’s stock on August 5, 2010 was $3.00 per share;

•	Specific Company Volatility for the valuation date was 34.79%;

•	Risk free return rate was 1.57% at issue date and 1.27% at quarter end; and

•	Estimated life of the warrants - 5 years.

These inputs, coupled with the individual warrant exercise prices resulted in a Black-Scholes value of approximately $0.99 per share for the warrant grant date.